Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.	Fair Value of Financial Assets and Liabilities

Fair Value Hierarchy

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2018 and December 31, 2017:

	Fair Value Measurements as of December 31, 2018 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term U.S. Treasury securities	$10,709,767	$—	$—	$10,709,767

Total financial assets	$10,709,767	$—	$—	$10,709,767

Liabilities:
Derivative liability	$—	$—	$36,567,454	$36,567,454
Warrant liability	—	—	100,000	100,000

Total financial liabilities	$—	$—	$36,667,454	$36,667,454

	Fair Value Measurements as of December 31, 2017 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term U.S. Treasury securities	$4,018,804	$—	$—	$4,018,804

Total financial assets	$4,018,804	$—	$—	$4,018,804

Liabilities:
Warrant liability	$—	$—	$512,618	$512,618

Total financial liabilities	$—	$—	$512,618	$512,618

As of December 31, 2018 and 2017, the carrying amounts of cash, accounts payable, and accrued expenses approximated their estimated fair values because of the short-term nature of these financial instruments. The Company’s cash equivalents, which are in money market funds and U.S. treasury securities, are classified within Level 1 of the fair value hierarchy because they are valued using quoted prices as of December 31, 2018 and 2017.

As of December 31, 2018 and 2017, the outstanding debt from a LSA with a lender, which permitted the Company to borrow up to an aggregate principal amount of $40.0 million through a multiple tranche term loan (the “Loan”) (see Note 7), and convertible debt obligations (Note 8) bear interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value.

Warrant Liability

As consideration for the Company’s Loan (see Note 7), the Company and the lender entered into a warrant agreement. The warrant was recorded as a liability at fair value upon issuance. The warrant is recorded at fair value on the Company’s consolidated balance sheet as a liability and discount to the Loan. It is subject to revaluation at each balance sheet date, and any changes in value are recorded as a component of gain or loss from valuation of warrant liability, until the earlier of their exercise or expiration or upon the completion of a liquidation event.

The estimated fair value of the warrant (“Warrant”), was remeasured as of December 31, 2017 using a Black-Scholes model with the following assumptions: volatility of 67.3%, expected term of 9.5 years, risk-free interest rate of 2.4%, fair value of Series A preferred shares of $2.28 and a zero dividend yield. The resulting estimated fair value of the warrant liability was $512,618.

In December 2018, the Company revised its valuation model for the warrant to consider various liquidity scenarios. The scenarios were based on the probability and estimated timing of a liquidity event including the following; short term IPO at 50%, long term IPO at 20%, equity financing at 10% or a sale of the Company at 20%.

The Company then used a Black-Scholes model which incorporates assumptions and estimates, to value the warrant under the various liquidity scenarios. The estimated fair value of the warrant as of December 31, 2018, used the following assumptions: average volatility of 65%, expected term of 7.1 years, average risk-free interest rate of 2.6%, fair value of ordinary shares of $1.05, fair value of Series A preferred shares of $2.31 and a zero dividend yield. The resulting estimated fair value of the warrant liability was $100,000.

The following table presents our warrant liability measured at fair value using Level 3 inputs as of the years ended December 31, 2018 and 2017:

Fair value at January 1, 2017	$—
Issuance of warrant	548,075
Change in fair value of warrant liability	(35,457)

Fair value at December 31, 2017	512,618

Change in fair value of warrant liability	(412,618)

Fair value at December 31, 2018	$100,000

Significant increases or decreases in any of the probabilities of success or changes in expected timelines for achievement of any of these scenarios could result in a significantly higher or lower fair value of the liability.

Derivative Liability

During 2018, the Company entered into a number of note purchase agreements (see Note 8) in which it concluded that certain of the redemption and conversion features within the agreements met the bifurcation criteria under ASC 815, Derivatives and Hedging, and therefore should be accounted for separately from the debt (“Derivative Liability”). The Derivative Liability is recorded at fair value on the Company’s consolidated balance sheet as a liability and subject to revaluation at each balance sheet date, and any changes in value are recorded as a component of gain or loss in the change in valuation of derivative liability on the statements of operations.

In January 2018, upon the issuance of the first note in the amount of $15.0 million as well as the exchange note of $52.4 million, the identified embedded derivatives were initially valued using a Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 20% probability, long term IPO at 50% probability, and change of control at a 20% probability. Other assumptions included a forecast horizon of 2.0 years, the present value of the Company’s equity, and expected volatility of 82%. The resulting fair value of the derivatives was $19.3 million.

In April 2018, upon the issuance of the second note in the amount of $5.0 million, the embedded derivative was initially valued using a Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 30% probability, long term IPO at 40% probability, and change of control at a 20% probability. Other assumptions included a forecast horizon of 1.8 years, the present value of the Company’s equity, and expected volatility of future equity of 83%. The resulting derivative fair value was $1.4 million.

In May 2018, upon the issuance of additional notes in the amount of $30.0 million, the embedded derivatives were initially valued using a Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 40% probability, long term IPO at 30% probability, and change of control at a 20% probability. Other assumptions included a forecast horizon of 1.6 years, the present value of the Company’s equity, and expected volatility of future equity of 79%. The resulting derivative fair value was $11.2 million.

As of December 31, 2018, the fair value of the total Derivative Liability for the January through May notes totaling $102.4 million was re-measured using the Monte Carlo simulation. The simulation took into consideration the probability of four scenarios: subsequent financing at 10% probability, short term IPO at 50% probability, long term IPO at 20% probability, and change of control at a 20% probability. Other assumptions included the present value of the Company’s equity, the expected volatility of future equity at 64%, an annualized risk free rate of 2.7% and a forecast horizon of 1.75 years. The resulting fair value of the derivative was $32.8 million.

In October 2018, upon the issuance of additional notes in the amount of $15.0 million, the embedded derivatives were initially valued using the ordinary share value of the Company of $1.53. This alternative method was utilized because the new note did not contain subsequent financing or change of control conversion features. The probabilities and timing of three IPO scenarios were as follows: no IPO at 30% probability, short term IPO at 20% probability with time to IPO of 0.17 years and long term IPO at 50% probability with a time to IPO of 0.41 years. The resulting derivative fair value was $2.4 million.

In December 2018, upon the issuance of additional notes in the amount of $10.0 million, the embedded derivatives were initially valued using the ordinary share value of the Company of $1.05 and the probabilities and timing of three scenarios: no IPO at 30% probability, short term IPO at 40% probability with time to IPO of 0.16 years and long term IPO at 30% probability with time to IPO of 1.4 years. The resulting derivative fair value was $1.5 million.

As of December 31, 2018, the fair value of the total Derivative Liability for the October through December notes totaling $25.0 million was re-measured using the fair value of the Company’s ordinary shares of $1.05 and the probabilities and timing of three scenarios: no IPO at 30% probability, short term IPO at 50% probability with time to IPO of 0.16 years and a long term IPO at 20% probability with time to IPO of 1.40 years. The resulting fair value of the derivative was $3.8 million.

The following table presents our Derivative Liability measured at fair value using Level 3 inputs as of the year ended December 31, 2018:

Fair value at January 1, 2018	$—
Issuance of debt	35,883,536
Change in fair value of derivative liability	683,918

Fair value at December 31, 2018	$36,567,454

Significant increases or decreases in any of the probabilities of success or changes in expected timelines for achievement of any of these scenarios could result in a significantly higher or lower fair value of the liability.

There have been no transfers between fair value measure levels during the years ended December 31, 2018 and 2017.